OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income (expenses), net [Abstract]
Results of sundry assets	$ 258	$ 1,895	$ 1,190
Provision for legal claims and other matters (Note 19 and 25 (ii))	1,997	7,625	0
Other operating income	19,408	4,136	0
Other operating income	21,663	13,656	1,190
Provision for legal claims and other matters (Note 19 and 25 (ii))	0	0	(2,783)
Other operating expense	0	0	(14,647)
Other operating expense	0	0	(17,430)
Other operating (expenses) income, net	$ 21,663	$ 13,656	$ (16,240)